Financial Instruments	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Financial Instruments
22.	FINANCIAL INSTRUMENTS
a.	Fair value of financial instruments not measured at fair value

The Group believes that the carrying amounts of financial assets and financial liabilities not measured at fair value approximate their fair values.

b.	Fair value of financial instruments measured at fair value on a recurring basis
1)	Fair value hierarchy

December 31, 2018

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Derivative financial assets	$—	$—	$60,004	$60,004

Financial assets at FVTOCI
Investments in equity instruments at FVTOCI of unlisted companies.	$—	$187,244	$—	$187,244

There were no transfers between Levels 1 and 2 in the current and prior periods.

2)	Valuation techniques and inputs applied for Level 2 fair value measurement

The fair values of unlisted equity investments are measured on the basis of the prices of recent investment by third parties with the consideration of other factors that market participants would take into account.

3)	Valuation techniques and inputs applied for Level 3 fair value measurement

The fair values of warrants are determined using option pricing models where the significant unobservable input is historical volatility. An increase in the historical volatility used in isolation would result in an increase in the fair value. As of December 31, 2018, the historical volatility used was 42.33％.

c.	Categories of financial instruments

		December 31
	2016	2017	2018
Financial assets
Financial assets at FVTPL
Mandatorily classified as at FVTPL	$—	$—	$60,004
Loans and receivables (1)	53,155,861	50,734,158	—
Financial assets at amortized cost (2)	—	—	29,080,981
Financial assets at FVTOCI

Equity instruments	—	—	187,244
Financial liabilities

Financial liabilities at amortized cost (3)	12,139,230	15,463,286	21,304,150

1)	The balances include loans and receivables measured at amortized cost, which comprise cash and cash equivalents and refundable deposits.
2)	The balances included financial assets at amortized cost, which comprise cash and cash equivalents and refundable deposits.
3)	The balances include financial liabilities at amortized cost, which comprise trade payables, partial other payables and long-term borrowings.
c.	Financial risk management objectives and policies

The Group’s financial risk management objective is to monitor and manage the financial risks relating to the operations of the Group. These risks include market risk (including foreign currency risk and interest rate risk), credit risk and liquidity risk. In order to minimize the effect of financial risks, the Group devoted time and resources to identify and evaluate the uncertainty of the market to mitigate risk exposures.

1)	Market risk

The Group’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates (see (a) below) and interest rates (see (b) below).

a)	Foreign currency risk

The Group had foreign currency transactions, which exposed the Group to foreign currency risk.

The Group’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2016
	Foreign Currencies	Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	$1,627,096	0.6916	$1,125,364
Financial liabilities
Monetary items
SGD	12,051,989	0.6916	8,335,631

	December 31, 2017
	Foreign Currencies	Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	$1,778,293	0.7482	$1,330,600
Financial liabilities
Monetary items
SGD	12,936,189	0.7482	9,679,451

	December 31, 2018
	Foreign Currencies	Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	$2,297,231	0.7335	$1,685,019
Financial liabilities
Monetary items
SGD	13,515,737	0.7335	9,914,437

Sensitivity analysis

The Group is mainly exposed to the Singapore dollar.

The following table details the Group’s sensitivity to a 5% increase and decrease in the US dollar against the relevant foreign currency. The rate of 5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items. A positive number below indicates a decrease in pre-tax loss where the US dollar strengthens 5% against the relevant currency. For a 5% weakening of the US dollar against the relevant currency, there would be an equal and opposite impact on pre-tax loss, and the balances below would be negative.

	For the Year Ended December 31
	2016	2017	2018
Profit or loss
SGD*	$(360,513)	$(417,443)	$(411,471)

*	This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.
b)	Interest rate risk

The Group is exposed to interest rate risk because entities in the Group borrowed funds at both fixed and floating interest rates. The risk is managed by the Group by maintaining an appropriate mix of fixed and floating rate borrowings.

The sensitivity analysis below is determined based on the Group’s exposure to interest rates for fixed rate borrowings at the end of the reporting period, and is prepared assuming that the amounts of liabilities outstanding at the end of the reporting period are outstanding for the whole year. A 100-basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates had been 100 basis points higher/lower and all other variables were held constant, the Group’s pre-tax loss for the years ended December 31, 2016, 2017 and 2018 would have decreased/increased by $83,356, $96,795 and $99,144, respectively.

2)	Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group. The Group adopted a policy of only dealing with creditworthy counterparties and financial institutions, where appropriate, as a means of mitigating the risk of financial loss from defaults.

3)	Liquidity risk

The Group manages liquidity risk by monitoring and maintaining a level of cash and cash equivalents that are deemed adequate to finance the Group’s operations and mitigate the effects of fluctuations in cash flows. In addition, management monitors the utilization of long-term borrowings and ensures compliance with loan covenants. The Group evaluates that, based upon the current operating plan, the existing capital resources will be sufficient to fund the anticipated operations for at least the next 12 months.